Annual Total Returns [BarChart] - AMG GW&K Municipal Bond Fund - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	12.16%
Annual Return 2012	5.36%
Annual Return 2013	(2.59%)
Annual Return 2014	7.39%
Annual Return 2015	3.36%
Annual Return 2016	(1.05%)
Annual Return 2017	4.58%
Annual Return 2018	0.54%
Annual Return 2019	7.29%
Annual Return 2020	4.31%